Related Party Transactions - Schedule of Related Party Transactions Income Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (2,193)	$ (1,827)
Luna Pool Agency Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(30)
Ocean Yield Malta Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(1,202)	$ (1,827)
Ultranav Business Support ApS [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	(936)
Naviera Ultranav Limitada [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (25)